Schedule II - Valuation and Qualifying Accounts - Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
SEC Schedule, 12-09, Allowance, Credit Loss [Member]
Balance at beginning of period		$ 339	$ 1,598
Charged/(credited) to income		(291)	(1,304)
Deductions from reserve	[1]	(6)	(45)
Balance at end of period		54	339
Charged to other accounts
SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset [Member]
Balance at beginning of period		4,674	4,473
Charged/(credited) to income		(743)	201
Deductions from reserve		0	0
Balance at end of period		3,931	4,674
Charged to other accounts		$ 0	$ 0

[1]	Accounts written off, net of recoveries.